UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21213

        Nuveen Insured Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 8.3% (5.5% of Total Investments)
$5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Baa3	$5,862,595
	Series 2003, 5.750%, 6/01/27
3,100	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 1998A, 5.400%, 6/01/22 - MBIA	5/12 at 102.00	AAA	3,399,770
	Insured
6,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%,	8/12 at 100.00	AAA	6,833,080
	2/01/32 (Pre-refunded to 8/01/12) - FGIC Insured
1,750	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.000%, 5/01/21 - AMBAC Insured	5/12 at 101.00	AAA	1,866,550
4,500	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 - AMBAC Insured	7/13 at 100.00	Aaa	4,996,710

	Arizona - 3.8% (2.5% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	10,449,200
	Company - Palo Verde Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

	California - 29.0% (19.2% of Total Investments)
13,500	California, General Obligation Refunding Bonds, Series 2002, 5.250%, 4/01/30 - XLCA Insured	4/12 at 100.00	AAA	14,377,230
7,500	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 - AMBAC Insured	4/14 at 100.00	AAA	7,873,500
26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	27,421,432
	East End Project, Series 2002A, 5.000%, 12/01/27 - AMBAC Insured (PLG)
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing Set-Aside,	8/12 at 102.00	AAA	3,059,661
	Series 2002D, 5.000%, 8/01/26 - MBIA Insured
2,500	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds, Series	9/05 at 103.00	AAA	2,575,800
	2003C, 5.000%, 9/02/23 - AMBAC Insured
4,000	Montara Sanitation District, California, General Obligation Bonds, Series 2003, 5.000%, 8/01/28 -	8/11 at 101.00	AAA	4,196,200
	FGIC Insured
	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series
	2003A:
1,130	5.250%, 6/01/19 - AMBAC Insured	6/13 at 101.00	AAA	1,231,271
1,255	5.250%, 6/01/21 - AMBAC Insured	6/13 at 101.00	AAA	1,362,177
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	AAA	1,262,696
	Projects, Series 2003A, 5.000%, 3/01/23 - AMBAC Insured
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	AAA	3,949,013
	8/15/28 - MBIA Insured
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	1,575,090
	5/01/28 - FSA Insured
3,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	3,101,910
	Series 2002, 5.000%, 8/01/32 - MBIA Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	AAA	1,099,764
	1/01/28 - MBIA Insured
6,300	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 -	5/13 at 100.00	AAA	6,599,691
	AMBAC Insured

	Colorado - 3.8% (2.5% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 - FSA Insured	12/13 at 100.00	AAA	4,824,557
3,750	5.500%, 12/01/28 - FSA Insured	12/13 at 100.00	AAA	4,207,463
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak	8/14 at 100.00	AAA	1,557,344
	Charter School, Series 2004, 5.250%, 8/15/24 - XLCA Insured

	Florida - 1.2% (0.8% of Total Investments)
3,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	3,190,110
	2003, 5.500%, 11/15/27

	Georgia - 1.5% (1.0% of Total Investments)
3,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture	1/13 at 100.00	AAA	3,997,163
	Series 2002, 5.000%, 7/01/32 - MBIA Insured

	Illinois - 3.7% (2.5% of Total Investments)
905	Cook County School District 100, Berwyn South, Illinois, General Obligation Refunding Bonds, Series	12/13 at 100.00	Aaa	1,009,491
	2003B, 5.250%, 12/01/21 (Pre-refunded to 12/01/13) - FSA Insured
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
3,285	5.125%, 12/01/20 - FSA Insured	12/14 at 100.00	Aaa	3,551,052
2,940	5.125%, 12/01/23 - FSA Insured	12/14 at 100.00	Aaa	3,156,825
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 5.250%,	7/13 at 100.00	A-	2,597,525
	7/01/23

	Indiana - 8.8% (5.8% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 - AMBAC	7/13 at 100.00	AAA	2,637,125
	Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	AAA	2,322,583
	8/01/19 - MBIA Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 - FGIC Insured	8/13 at 100.00	AAA	1,057,950
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 - MBIA Insured	7/13 at 100.00	AAA	11,754,814
6,000	5.000%, 7/15/20 - MBIA Insured	7/13 at 100.00	AAA	6,386,160

	Kansas - 2.4% (1.6% of Total Investments)
6,250	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AAA	6,676,188
	Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 - AMBAC Insured

	Kentucky - 0.5% (0.3% of Total Investments)
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series 2003:
340	5.000%, 8/01/23 (Pre-refunded to 8/01/13) - MBIA Insured	8/13 at 100.00	AAA	372,803
985	5.000%, 8/01/23 (Pre-refunded to 8/01/13) - MBIA Insured	8/13 at 100.00	AAA	1,080,033

	Louisiana - 2.3% (1.5% of Total Investments)
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27 - FGIC	12/12 at 100.00	AAA	6,274,180
	Insured

	Massachusetts - 5.1% (3.4% of Total Investments)
9,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	9,803,070
	5.000%, 7/01/27 (Pre-refunded to 7/01/12) - FGIC Insured
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003, 5.125%,	9/13 at 100.00	A1	1,190,160
	9/01/23
3,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	3,079,890
	5.000%, 1/01/37 - MBIA Insured

	Michigan - 11.6% (7.7% of Total Investments)
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 -	7/13 at 100.00	AAA	6,504,911
	MBIA Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C, 5.000%,	7/13 at 100.00	AAA	4,749,867
	7/01/22 - MBIA Insured
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	11,435,256
	Edison Company, Series 2002D, 5.250%, 12/15/32 - XLCA Insured
2,250	Romulus Community Schools, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2001,	5/11 at 100.00	AA	2,407,500
	5.250%, 5/01/25
6,500	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	6,789,640
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 - MBIA Insured

	Missouri - 1.1% (0.7% of Total Investments)
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004:
1,325	5.250%, 3/01/23 - FSA Insured	3/14 at 100.00	AAA	1,440,832
1,500	5.250%, 3/01/24 - FSA Insured	3/14 at 100.00	AAA	1,628,865

	Nebraska - 1.9% (1.3% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding Bonds, Series 2003, 5.000%,	6/13 at 100.00	AAA	5,267,400
	6/15/28 - MBIA Insured

	Nevada - 0.9% (0.6% of Total Investments)
2,315	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2001B, 5.200%, 7/01/31 - FGIC	7/11 at 100.00	AAA	2,426,398
	Insured

	New Mexico - 0.8% (0.5% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 - AMBAC Insured	4/14 at 100.00	AAA	2,119,175

	New York - 9.5% (6.3% of Total Investments)
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	26,124,000
	2002F, 5.000%, 11/15/31 - MBIA Insured

	North Carolina - 3.3% (2.2% of Total Investments)
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003,	10/13 at 100.00	AA	9,190,767
	5.375%, 10/01/33 - RAAI Insured

	Ohio - 0.7% (0.5% of Total Investments)
1,770	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/21 -	6/14 at 100.00	AAA	1,876,908
	AMBAC Insured

	Oregon - 3.9% (2.6% of Total Investments)
9,350	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 - MBIA Insured	1/13 at 100.00	AAA	9,795,154
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Series 2004, 5.000%, 3/01/19 - FSA Insured	3/14 at 100.00	AAA	1,072,430

	Pennsylvania - 8.7% (5.8% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	3,109,860
	of Bethlehem, Series 2003, 5.375%, 8/15/33
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,090,520
	5.000%, 8/01/32 - FSA Insured
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A:
925	5.125%, 8/01/27 - AMBAC Insured	8/07 at 102.00	AAA	965,478
4,075	5.125%, 8/01/27 - AMBAC Insured	8/07 at 102.00	AAA	4,285,759
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	13,586,170
	District, Series 2003, 5.000%, 6/01/33 - FSA Insured

	South Carolina - 7.4% (4.9% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series	11/14 at 100.00	AAA	5,414,800
	2004A, 5.250%, 11/01/23 - FSA Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
3,000	5.000%, 12/01/22	12/13 at 100.00	AA-	3,143,550
1,785	5.000%, 12/01/23	12/13 at 100.00	AA-	1,866,592
1,365	Myrtle Beach, South Carolina, Water and Sewerage System Revenue Refunding Bonds, Series 2003,	3/13 at 100.00	AAA	1,505,540
	5.375%, 3/01/19 - FGIC Insured
8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%, 10/01/33 -	10/12 at 100.00	Aaa	8,344,480
	AMBAC Insured

	Texas - 13.0% (8.6% of Total Investments)
7,975	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, Series	8/10 at 100.00	AAA	8,364,898
	2000, 5.000%, 8/15/25
12,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	13,108,875
	2003, 5.125%, 2/15/31 - FSA Insured
5,515	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 - MBIA Insured	3/12 at 100.00	AAA	5,953,718
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	2,158,300
	MBIA Insured
5,850	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation	2/12 at 100.00	AAA	6,293,547
	Bonds, Series 2002A, 5.125%, 2/15/18

	Virginia - 0.6% (0.4% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28 - AMBAC	1/13 at 100.00	AAA	1,581,960
	Insured

	Washington - 9.2% (6.1% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	5,143,245
	Series 2002, 5.000%, 12/01/31 - MBIA Insured
5,250	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	5,487,248
	Series 2002C, 5.125%, 7/01/33 - AMBAC Insured
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aaa	2,243,885
	Center, Series 2003, 5.000%, 7/01/23 - MBIA Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aaa	2,120,818
	Series 2003, 5.250%, 12/01/17 - FGIC Insured
9,670	Washington, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 - MBIA Insured	6/13 at 100.00	AAA	10,261,224

	West Virginia - 1.2% (0.8% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	AAA	3,404,310
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 - AMBAC Insured

	Wisconsin - 6.7% (4.4% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series 2004C,	3/14 at 100.00	Aaa	1,286,842
	5.250%, 3/01/24 - FSA Insured
4,750	Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds, Wausau Hospital	8/08 at 102.00	AAA	5,010,155
	Inc., Series 1998A, 5.125%, 8/15/20 - AMBAC Insured
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series	No Opt. Call	AAA	3,485,280
	1992A, 6.000%, 12/01/22 - FGIC Insured
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	3,688,090
	Inc., Series 2003A, 5.125%, 8/15/33
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	4,947,750
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33

$391,995	Total Long-Term Investments (cost $393,094,577) - 150.9%			415,501,823

	Other Assets Less Liabilities - 1.4%			3,921,911

	Preferred Shares, at Liquidation Value - (52.3)%			(144,000,000)

	Net Assets Applicable to Common Shares - 100%			$275,423,734

	Forward Swaps outstanding at July 31, 2005:
					Unrealized
		Notional	Effective	Termination	Appreciation
		Amount	Date(2)	Date	(Depreciation)

	Agreement with Goldman Sachs dated January 10, 2005, to pay
	semi-annually the notional amount multiplied by 5.251% (annualized)
	and receive quarterly the notional amount multiplied by the
	three-month USD-LIBOR (United States Dollar-London
	Inter-Bank Offered Rates).	$9,000,000	8/16/05	8/16/25	$(374,186)

	Agreement with Citigroup dated June 29, 2005, to pay semi-
	annually the notional amount multiplied by 4.652% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	13,500,000	2/22/06	2/22/26	521,066

	Agreement with Citigroup dated June 30, 2005, to pay semi-
	annually the notional amount multiplied by 4.699% (annualized)
	and receive quarterly the notional amount multiplied by the three-month
	USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	3,000,000	2/27/06	2/27/26	98,488

					$245,368

	At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in
	municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net
	assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are
	(i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated,
	at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or
	unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(PLG)	Portion of security, with an aggregate market value of $609,944, has been pledged to collateralize the net
	payment obligations under forward swap contracts.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At July 31, 2005, the cost of investments was $393,070,669.

	Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation				$22,431,154
	Depreciation				-

	Net unrealized appreciation of investments				$22,431,154

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.